Debt facility (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	May 31, 2020	Jul. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019	Jan. 30, 2018	Jan. 30, 2017
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights								1,401,836
Interest Rate		8.00%
Debt issuance cost								$ 1,129	$ 800
Repayment of principle portion of debt						$ 73,166
Repayment of accrued interest in kind						$ 1,316	265	834	425
Interest Payable								273
Long-term Debt								$ 22,000	20,000
Term Loan
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000
Maximum Borrowing Capacity		$ 24,500	$ 22,000								20,000
Interest Rate			10.00%	11.75%		11.75%		11.75%
Debt issuance cost								$ 634
Line of Credit Facility, Additional Borrowing Capacity		$ 2,500	$ 2,000
Interest Payable in Kind Accrued Rate		4.50%	2.00%
Debt instrument exit fee			1.00%
Repayment of principle portion of debt	$ 24,500
Repayment of accrued interest in kind	600
Debt instrument end charges	251
Debt instrument prepayment fee	$ 502			$ 502
Interest Payable								273
Interest expenses				2,043	$ 647	$ 2,837	1,316	2,858	2,844
Amortization of debt discount				1,045
Amortization of Debt Issuance Costs and Discounts								280	291
Long-term Debt			$ 22,000					$ 22,000	20,000
Term Loan | Prepayment of Loan Occur on or Before December 31, 2020
Debt Instrument [Line Items]
Debt instrument exit fee		2.00%
Term Loan | Prepayment of Loan Occur on or After December 31, 2020
Debt Instrument [Line Items]
Debt instrument exit fee		0.50%
Revolving Credit Facility, 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000
Number of Securities Called by Warrants or Rights								22,288		11,144	11,144
Maximum Borrowing Capacity								$ 20,000	0
Debt issuance cost								61
Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights			135,594
Maximum Borrowing Capacity			$ 50,000	80,000		80,000		80,000
Debt issuance cost				543		543		543
Line of Credit Facility, Additional Borrowing Capacity			$ 30,000
Interest expenses				323	$ 65	880	$ 71	273	72
Amortization of Debt Issuance Costs and Discounts								$ 195	$ 31
Long-term Debt				$ 48,666		$ 48,666
Term Loan Warrants
Debt Instrument [Line Items]
Number of Securities Called by Warrants or Rights								43,542
Exercise price of warrants								$ 0.005
Warrants and Rights Outstanding, Term								10 years
Fair value of the warrants								$ 182